Related Party Transactions	6 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

8.	Related Party Transactions

The Company’s operations are funded by related parties either through cash advances payment of the Company’s expenditures, including payroll, on the Company’s behalf. These amounts are reflected as either accounts payable and accrued liabilities – related parties or notes payable – related parties in the consolidated Balance Sheets.

As of December 31, 2021 and June 30, 2021, the Company owed $599,212 and $414,237, respectively to all related parties for reimbursement of various operating expenses, accrued salaries, management fees, etc. which has been recorded in accounts payable and accrued liabilities – related parties. See below for some specific disclosures related to these amounts.

As of December 31, 2021 and June 30, 2021, the amount above includes $0 and $7,650 of management fees, which consists of accounting and administrative services from a related party company controlled by the Chief Executive Officer of the Company. The current management fee agreement calls for monthly payments of $7,500. The agreement is ongoing until terminated by either party. Total expenses incurred related to management fees during the six months ended December 31, 2021 and 2020 were $27,000 and $27,000, respectively. As of December 30, 2021, the Company owed $10,508,955 in the form of promissory notes and $515,233 included within accounts payable and accrued liabilities – related parties.

In September 2021, the Company converted related party notes and convertible notes of principal totaling $6,303,589 and accrued interest of $228,617 into an aggregate of 10,002 shares of Series G preferred stock.

On July 1, 2019, the Company formalized an employment agreement with its Chief Executive Officer, which entitles him to compensation of three hundred and ninety-three thousand dollars ($393,000) per year. Annual increases will be up to 10% based performance criteria to be determined at a later date. He will be issued common stock of the Company sufficient to provide a 10% ownership position post reverse split which shares be maintained for a period of two years. In addition to all other benefits and compensation, he shall be eligible for a quarterly bonus of $47,000 based on if the Company achieves a net profit for that quarter. In the six months ended December 31, 2021, the Chief Executive Officer converted $131,000 of accrued salary into a promissory note.

In October 2021, the Company cancelled 6,500,000 shares of common stock that had been previously issued to directors (see Note 11. Stock-Based Compensation for additional information).

The following is a summary of revenues recorded by the Company’s to related parties with common ownership:

	Three Months Ended		Six Months Ended
	December 31,		December 31,
	2021	2020	2021	2020
Dalrada Health	$14,575	$39,115	$29,884	$57,648
Solas	56,240	–	56,240	–
Prakat	6,000	50,000	6,000	97,500
	$76,815	$89,115	$92,124	$155,148

See Notes 3, 6, 7, 8, 9, 10, and 11 for additional related party transactions.